Exploration and evaluation assets	12 Months Ended
Dec. 31, 2022
Exploration and evaluation assets
Exploration and evaluation assets

7. Exploration and evaluation assets

The following table reconciles the change in Vermilion’s exploration and evaluation assets:

	2022	2021
Balance at January 1	233,290	254,094
Acquisitions	43,227	—
Additions	23,761	35,406
Changes in asset retirement obligations	646	110
Transfers to capital assets	(1,223)	(11,495)
Depreciation	(30,503)	(35,549)
Foreign exchange	1,395	(9,276)
Balance at December 31	270,593	233,290

Cost	476,571	408,494
Accumulated depreciation	(205,978)	(175,204)
Carrying amount at December 31	270,593	233,290